Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Property and Equipment Information - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	$ 1,513	$ 1,356
Israel [Member]
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	1,084	929
United States [Member]
Geographic and Significant Customer Information (Details) - Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	$ 429	$ 427